Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

July 29, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 002-27962)

   on behalf of Eaton Vance Short Term Real Return Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated July 16, 2013 to the Statutory Prospectus dated March 1, 2013 of the Fund.  The purpose of the filing is to submit the 497(e) filing dated July 16, 2013 in XBRL for the Fund.

Please contact me at (617) 672-8626, or fax number (617) 672-1626 if you have any questions or comments.

Very truly yours,

/s/ Courtney Clark

Courtney Clark

Paralegal